Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Profit (loss) for the year	₩ (70,636)	₩ (2,872,078)	₩ (179,443)
Adjustments for:
Income tax expense (benefit)	(524,462)	(472,164)	88,077
Depreciation and amortization	4,134,843	3,695,051	3,554,565
Gain on foreign currency translation	(296,870)	(103,460)	(84,643)
Loss on foreign currency translation	217,287	171,966	138,452
Expenses related to defined benefit plans	160,669	162,997	179,880
Gain on disposal of property, plant and equipment	(37,835)	(35,788)	(6,620)
Loss on disposal of property, plant and equipment	60,294	40,897	15,048
Impairment loss on property, plant and equipment	38,494	1,550,430	43,601
Impairment loss on inventories	213,932	472,885	313,180
Bad debt expense (reversal)	587	(17)	(1,155)
Gain on disposal of intangible assets	(111)	(552)	(239)
Loss on disposal of intangible assets	368	139
Impairment loss on intangible assets	79,593	249,450	82
Reversal of impairment loss	(1,110)	(960)	(348)
Impairment loss on other assets		3,602
Gain on disposal of non-current assets held for sale		(8,353)
Expense on increase of provisions	308,334	419,720	234,928
Finance income	(331,723)	(186,707)	(101,313)
Finance costs	612,164	338,419	173,975
Equity in income of equity method accounted investees, net	(12,545)	(12,147)	(700)
Loss on liquidation of investments in subsidiaries	72,654
Other income	(11,485)	(20,416)	(3,310)
Other expenses		4,451	593
Adjustments for reconcile of profit and loss	4,612,442	3,397,365	4,364,610
Changes in Trade accounts and notes receivable	(936,475)	(1,007,356)	1,306,118
Other accounts receivable	63,192	(49,443)	(56,870)
Inventories	(342,427)	159,474	(763,081)
Lease receivables	6,428	6,617
Other current assets	175,486	(288,770)	(249,968)
Other non-current assets	(58,641)	(38,608)	(61,164)
Trade accounts and notes payable	1,387,084	(394,564)	267,358
Other accounts payable	(1,152,786)	2,035,750	(111,053)
Accrued expenses	(9,704)	11,787	(194,394)
Provisions	(277,876)	(294,096)	(217,984)
Advances received	(408,900)	(242,365)	58,479
Other current liabilities	(40,200)	27,690	20,370
Defined benefit liabilities, net	(109,801)	(65,681)	(224,335)
Long-term advances received		63,672	948,276
Other non-current liabilities	12,973	7,045	24,510
Cash generated from operating activities	2,920,795	3,328,517	5,110,872
Income taxes paid	(156,997)	(252,812)	(486,549)
Interests received	75,424	47,276	71,819
Interests paid	(552,274)	(416,436)	(212,019)
Net cash provided by operating activities	2,286,948	2,706,545	4,484,123
Cash flows from investing activities:
Dividends received	8,239	7,502	5,272
Increase in deposits in banks	(78,452)	(114,557)	(775,239)
Proceeds from withdrawal of deposits in banks	78,557	114,200	1,454,561
Acquisition of financial assets at fair value through profit or loss	(3,227)	(708)	(431)
Proceeds from disposal of financial asset at fair value through profit or loss	99	452
Acquisition of financial assets at fair value through other comprehensive income		(21)
Proceeds from disposal of financial assets at fair value through other comprehensive income	6	107	6
Acquisition of investments in equity accounted investees			(14,732)
Proceeds from disposal of investments in equity accounted investees	2,400	16,738	4,527
Acquisition of property, plant and equipment	(2,603,545)	(6,926,985)	(7,942,210)
Proceeds from disposal of property, plant and equipment	446,193	335,446	142,088
Acquisition of intangible assets	(353,313)	(540,996)	(480,607)
Proceeds from disposal of intangible assets	16,996	2,468	960
Government grants received	118,341	248,124	1,210
Proceeds from disposal of non-current assets held for sale		81,351
Receipt from settlement of derivatives	24,468	21,752	2,026
Increase in short-term loans		(8,725)	(7,700)
Proceeds from collection of short-term loans	13,720	19,881	15,968
Increase in long-term loans		(6,465)	(36,580)
Increase in deposits	(2,084)	(30,680)	(58,794)
Decrease in deposits	1,286	5,307	4,136
Proceeds from disposal of other assets	11,000	20,416	10,200
Net cash used in investing activities	(2,319,316)	(6,755,393)	(7,675,339)
Cash flows from financing activities:
Proceeds from short-term borrowings	2,238,806	1,841,008	552,164
Repayments of short-term borrowings	(2,506,420)	(1,154,911)	(552,884)
Proceeds from issuance of bonds	49,949	1,323,251	828,169
Proceeds from long-term borrowings	2,329,013	4,341,087	3,882,958
Repayments of current portion of long-term borrowings and bonds	(1,278,199)	(1,567,818)	(1,859,098)
Payment of lease liabilities	(62,200)	(64,570)
Capital contribution from non-controlling interests	172,966	276,396	331,603
Subsidiaries' dividends distributed to non-controlling interests	(12,086)	(6,541)	(51,085)
Dividends paid			(178,908)
Net cash provided by financing activities	931,829	4,987,902	2,952,919
Net increase (decrease) in cash and cash equivalents	899,461	939,054	(238,297)
Beginning Balance	3,336,003	2,365,022	2,602,560
Effect of exchange rate fluctuations on cash held	(17,365)	31,927	759
Ending Balance	₩ 4,218,099	₩ 3,336,003	₩ 2,365,022